Contract liability	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Contract liability	Contract liability
The Group expects the contract liability to be recognized as revenue or, in case of consideration payable to a customer, reduction of costs, as follows:

in CHF thousands	Contract liability
Expected revenue recognition in year one after balance sheet date	28,312
Expected revenue recognition in year two after balance sheet date	5,798
Expected revenue recognition in year three after balance sheet date	1,127
Expected revenue recognition in year four after balance sheet date	—
Expected revenue recognition in year five and later after balance sheet date	—
Balance at December 31, 2021	35,237

in CHF thousands	Contract liability
Expected revenue recognition / cost reduction in year one after balance sheet date	42,948
Expected revenue recognition in year two after balance sheet date	2,939
Expected revenue recognition in year three after balance sheet date	—
Expected revenue recognition in year four after balance sheet date	—
Expected revenue recognition in year five and later after balance sheet date	—
Balance at December 31, 2020	45,887
The table below presents the movement on the contract liability:

	Contract liability at January 1,	Additions	Recognized as revenue	Offset of costs	Contract liability at December 31,
in CHF thousands	2021				2021
Amgen	18,983	—	(9,330)	—	9,653
Novartis	19,904	18,584	—	(19,904)	18,584
FOPH	7,000	—	—	—	7,000
Balance at December 31, 2021	45,887	18,584	(9,330)	(19,904)	35,237

	Contract liability at January 1,	Additions	Recognized as revenue	Offset of costs	Contract liability at December 31,
in CHF thousands	2020				2020
Amgen	28,327	—	(9,344)	—	18,983
Novartis	—	20,000	—	(96)	19,904
FOPH	—	7,000	—	—	7,000
Balance at December 31, 2020	28,327	27,000	(9,344)	(96)	45,887
Under the Option and equity rights agreement entered into in October 2020, during the year ended December 31, 2021, an amount of TCHF 19,904 has been released to offset a corresponding amount of costs paid to the Novartis Group for the manufacturing of the drug product to establish the commercial supply of MP0420 (2020: TCHF 96) (see note 5).
The License and collaboration agreement with Novartis entered into in December 2021 resulted in a contract liability of TCHF 18,584 (TUSD 20,000) with a corresponding increase in trade receivables (see notes 5 and 10).

in CHF thousands	Current	Non-current	Contract liability
Amgen	9,653	—	9,653
Novartis	11,659	6,925	18,584
FOPH	7,000	—	7,000
Balance at December 31, 2021	28,312	6,925	35,237

in CHF thousands	Current	Non-current	Contract liability
Amgen	16,044	2,939	18,983
Novartis	19,904	—	19,904
FOPH	7,000	—	7,000
Balance at December 31, 2020	42,948	2,939	45,887